Description of Business and Summary of Significant Accounting Policies - Schedule of Cumulative Effect for Adoption of New Accounting Pronouncement (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Prepaid expenses and other	$ 8,028	$ 5,124	$ 5,453
Operating lease right-of-use assets	22,694	23,241
Other assets	10,141	9,669	11,717
Accounts payable and accrued liabilities	21,806	22,498	22,501
Other current liabilities	9,024	8,237	8,239
Current operating lease liabilities	3,261	2,931
Deferred income taxes	34,703	33,934	33,795
Non-current operating lease liabilities	18,393	19,203
Other liabilities	12,264	12,107	13,922
Retained earnings	53,147	43,952	43,542	$ 37,867	$ 35,635
Accumulated other comprehensive income	998		2,370	3,289	2,659
Noncontrolling interests	$ 1,440	1,566	$ 1,565	1,635	$ 1,591
Topic 606
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings				2,890
Accumulated other comprehensive income				0
Noncontrolling interests				44
ASU 2018-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings				(652)
Accumulated other comprehensive income				652
Noncontrolling interests				0
Other ASUs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings				(6)
Accumulated other comprehensive income				(22)
Noncontrolling interests				$ 0
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Prepaid expenses and other		(329)
Operating lease right-of-use assets		23,241
Other assets		(2,048)
Accounts payable and accrued liabilities		(3)
Other current liabilities		(2)
Current operating lease liabilities		2,931
Deferred income taxes		139
Non-current operating lease liabilities		19,203
Other liabilities		(1,815)
Retained earnings		410
Noncontrolling interests		$ 1